Debt (Details Narrative) - USD ($)	Dec. 31, 2017	Jun. 30, 2017	Jun. 30, 2016	Jan. 31, 2016	Jun. 30, 2015
Debt Details Narrative
Loan Payable - Due to Director	$ 3,231	$ 1,231	$ 431	$ 326	$ 105
Invoice		$ 800